VARIABLE UNIVERSAL LIFE

ANNUAL REPORT
DECEMBER 31, 1996



        THE TRAVELERS FUND UL II
        FOR VARIABLE LIFE INSURANCE


[TRAVELERSLIFE LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Tower Square
Hartford, CT  06183

                            THE TRAVELERS FUND UL II
                          FOR VARIABLE LIFE INSURANCE

                      STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1996


ASSETS:
 Investments in eligible funds at market value:
   Travelers Variable Products Funds, 759,956 shares (cost $926,331)..............................    $   917,333
   Templeton Variable Products Series Fund, 9,934 shares (cost $216,481)..........................        225,243
   Fidelity's Variable Insurance Products Fund, 10,817 shares (cost $247,441).....................        251,243
   Fidelity's Variable Insurance Products Fund II, 563 shares (cost $9,553).......................          9,526
   Dreyfus Stock Index Fund, 2,550 shares (cost $52,165)..........................................         51,720
   Travelers Series Fund Inc., 15,520 shares (cost $210,275)......................................        208,043
   Smith Barney Series Fund, 1,431 shares (cost $22,033)..........................................         22,512
                                                                                                      -----------

          Total Investments (cost $1,684,279).....................................................                 $1,685,620

 Receivables:
   Dividends......................................................................................                     14,002
   Premium payments and transfers from other Travelers accounts...................................                        823
                                                                                                                   ----------

          Total Assets............................................................................                  1,700,445
                                                                                                                   ----------
LIABILITIES:
 Payable for contract surrenders and transfers to other Travelers accounts........................                      1,048
 Accrued liabilities..............................................................................                        762
                                                                                                                   ----------

          Total Liabilities.......................................................................                      1,810
                                                                                                                   ----------

NET ASSETS:                                                                                                        $1,698,635
                                                                                                                   ==========


                       See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                          FOR VARIABLE LIFE INSURANCE

                            STATEMENT OF OPERATIONS
 FOR THE PERIOD AUGUST 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996



INVESTMENT INCOME:
 Dividends..........................................................................                     $ 23,667

EXPENSES:
 Insurance charges..................................................................       $  1,938
 Administrative charges.............................................................            242
                                                                                           --------
   Total expenses...................................................................                        2,180
                                                                                                         --------
     Net investment income..........................................................                       21,487
                                                                                                         --------
REALIZED AND UNREALIZED GAIN ON
   INVESTMENTS:
 Realized gain from investment transactions:
   Proceeds from investments sold...................................................        668,134
   Cost of investments sold.........................................................        667,029
                                                                                           --------
     Net realized gain..............................................................                        1,105

 Unrealized gain on investments:
   December 31, 1996................................................................                        1,341
                                                                                                         --------

     Net realized and unrealized gain...............................................                        2,446
                                                                                                         --------

 Net increase in net assets resulting from operations...............................                     $ 23,933
                                                                                                         ========


                       See Notes to Financial Statements

                            THE TRAVELERS FUND UL II
                          FOR VARIABLE LIFE INSURANCE

                       STATEMENT OF CHANGES IN NET ASSETS
 FOR THE PERIOD AUGUST 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996


                                                                                            1996
                                                                                            ----
OPERATIONS:
  Net investment income.......................................................          $    21,487
  Net realized gain from investment transactions..............................                1,105
  Net unrealized gain on investments..........................................                1,341
                                                                                        -----------

    Net increase in net assets resulting from operations......................               23,933
                                                                                        -----------
UNIT TRANSACTIONS:
  Participant premium payments
     (applicable to 1,060,645 units)...........................................           1,566,170
  Participant transfers from other Travelers accounts
    (applicable to 677,084 units).............................................              983,742
  Contract surrenders
    (applicable to 38,985 units)..............................................              (58,243)
  Participant transfers to other Travelers accounts
    (applicable to 550,220 units).............................................             (816,967)
                                                                                        -----------

     Net increase in net assets resulting from unit transactions..............            1,674,702
                                                                                        -----------

       Net increase in net assets.............................................            1,698,635

NET ASSETS:
  Beginning of period.........................................................                    -
                                                                                        -----------
  End of period...............................................................          $ 1,698,635
                                                                                        ===========




                       See Notes to Financial Statements

                         NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES

    The Travelers Fund UL II for Variable Life Insurance ("Fund UL II") is a separate account of The Travelers Life and Annuity Company ("Travelers Life"), a wholly owned subsidiary of The Travelers Insurance Company ("The Travelers"), an indirect wholly owned subsidiary of Travelers Group Inc., and is available for funding certain variable life insurance contracts issued by Travelers Life. Fund UL II is registered under the Investment Company Act of 1940, as amended, as a unit investment trust.

    Participant premium payments applied to Fund UL II are invested in one or more eligible funds in accordance with the selection made by the owner. As of December 31, 1996, the eligible funds available under Fund UL II are:
    Managed Assets Trust; Capital Appreciation Fund; Cash Income Trust; U.S. Government Securities Portfolio, Utilities Portfolio, Zero Coupon Bond Fund Portfolio Series 1998, Zero Coupon Bond Fund Portfolio Series 2000 and Zero Coupon Bond Fund Portfolio Series 2005 of The Travelers Series Trust; Alliance Growth Portfolio, Smith Barney Income and Growth Portfolio, Smith Barney High Income Portfolio, MFS Total Return Portfolio and AIM Capital Appreciation Portfolio of Travelers Series Fund Inc.; Total Return Portfolio of the Smith Barney Series Fund (all of which are managed by affiliates of The Travelers); Templeton Bond Fund, Templeton Stock Fund and Templeton Asset Allocation Fund of Templeton Variable Products Series Fund; High Income Portfolio, Growth Portfolio and Equity-Income Portfolio of Fidelity's Variable Insurance Products Fund; Asset Manager Portfolio of Fidelity's Variable Insurance Products Fund II; and Dreyfus Stock Index Fund. All of the funds are Massachusetts business trusts, except for Travelers Series Fund Inc. and Dreyfus Stock Index Fund which are incorporated under Maryland law.

    The following is a summary of significant accounting policies consistently followed by Fund UL II in the preparation of its financial statements.

    SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

    FEDERAL INCOME TAXES. The operations of Fund UL II form a part of the total operations of Travelers Life and are not taxed separately. Travelers Life is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of Fund UL II. Fund UL II is not taxed as a "regulated investment company" under Subchapter M of the Code.

    OTHER. The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

    Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date.

2.  INVESTMENTS

    Purchases and sales of investments aggregated $2,351,308 and $667,029, respectively, for the period ended December 31, 1996. Realized gains and losses from investment transactions are reported on an identified cost basis. The cost of investments in eligible funds was $1,684,279 at December 31, 1996. Gross unrealized appreciation for all investments at December 31, 1996 was $13,051. Gross unrealized depreciation for all investments at December 31, 1996 was $11,710.

3.  CONTRACT CHARGES

    Insurance charges and administrative charges of 0.80% and 0.10%, respectively, of the average net assets of Fund UL II on an annual basis, are allowed for mortality and expense risks and administrative expenses assumed by Travelers Life. Contracts are charged 0.45% on an annual basis and 0% after the first fifteen policy years for mortality and expense risks and administrative expenses, respectively.

    Travelers Life receives contingent surrender charges on full or partial contract surrenders. Such charges are computed by applying various percentages to premiums and/or stated contract amounts (as described in the prospectus). Travelers Life received no contingent surrender charges for the period August 8, 1996 (date operations commenced) to December 31, 1996.

4.  NET CONTRACT OWNERS' EQUITY


                                                                              DECEMBER 31, 1996
                                                              ------------------------------------------------
                                                                                    UNIT               NET
                                                              UNITS                 VALUE             ASSETS
                                                              -----                 -----             ------
Travelers Variable Products Funds
  Managed Assets Trust.............................             2,471            $    2.221        $     5,489
  Capital Appreciation Fund........................            77,659                 2.153            167,182
  Cash Income Trust................................           510,210                 1.479            754,688
  U.S. Government Securities Portfolio.............             1,080                 1.156              1,249
  Utilities Portfolio..............................               186                 1.357                252
  Zero Coupon Bond Fund Portfolio Series 1998......                40                 1.054                 42
  Zero Coupon Bond Fund Portfolio Series 2005......                42                 1.046                 44

Templeton Variable Products Series Fund
  Templeton Bond Fund..............................               110                 1.165                128
  Templeton Stock Fund.............................           139,885                 1.448            202,564
  Templeton Asset Allocation Fund..................            16,725                 1.357             22,690

Fidelity's Variable Insurance Products Fund
  High Income Portfolio............................            17,292                 1.290             22,307
  Growth Portfolio.................................            80,468                 1.492            120,047
  Equity-Income Portfolio..........................            70,383                 1.549            109,031

Fidelity's Variable Insurance Products Fund II
  Asset Manager Portfolio..........................             7,858                 1.212              9,525

Dreyfus Stock Index Fund...........................            31,576                 1.660             52,410

Travelers Series Fund Inc.
  Alliance Growth Portfolio........................            61,648                 1.336             82,363
  Smith Barney Income and Growth Portfolio.........            12,845                 1.267             16,269
  Smith Barney High Income Portfolio...............            32,158                 1.113             35,806
  MFS Total Return Portfolio.......................             9,490                 1.232             11,695
  AIM Capital Appreciation Portfolio...............            58,901                 1.059             62,348

Smith Barney Series Fund
  Total Return Portfolio...........................            17,497                 1.286             22,506
                                                                                                    ----------
Net Contract Owners' Equity..................................................................       $1,698,635
                                                                                                    ==========

5. STATEMENT OF INVESTMENTS

INVESTMENT OPTIONS                                                    NO. OF               MARKET
                                                                      SHARES               VALUE
                                                                     --------          -----------
 TRAVELERS VARIABLE PRODUCTS FUNDS (54.4%)
        Managed Assets Trust (Cost $5,275)                                339           $     5,084
        Capital Appreciation Fund (Cost $164,242)                       4,235               155,517
        Cash Income Trust (Cost $755,247)                             755,247               755,247
        U.S. Government Securities Portfolio (Cost $1,237)                108                 1,177
        Utilities Portfolio (Cost $250)                                    19                   231
        Zero Coupon Bond Fund Portfolio Series 1998 (Cost $42)              4                    40
        Zero Coupon Bond Fund Portfolio Series 2005 (Cost $38)              4                    37
                                                                     --------           -----------
         Total (Cost $926,331)                                        759,956               917,333
                                                                     --------           -----------

 TEMPLETON VARIABLE PRODUCTS SERIES FUND (13.4%)
        Templeton Bond Fund (Cost $127)                                    11                   128
        Templeton Stock Fund (Cost $194,194)                            8,847               202,423
        Templeton Asset Allocation Fund (Cost $22,160)                  1,076                22,692
                                                                     --------           -----------
         Total (Cost $216,481)                                          9,934               225,243
                                                                     --------           -----------

 FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND (14.9%)
        High Income Portfolio (Cost $21,971)                            1,782                22,309
        Growth Portfolio (Cost $119,740)                                3,850               119,895
        Equity-Income Portfolio (Cost $105,730)                         5,185               109,039
                                                                     --------           -----------
         Total (Cost $247,441)                                         10,817               251,243
                                                                     --------           -----------

 FIDELITY'S VARIABLE INSURANCE PRODUCTS FUND II (0.6%)
        Asset Manager Portfolio (Cost $9,553)
         Total (Cost $9,553)                                              563                 9,526
                                                                     --------           -----------

 DREYFUS STOCK INDEX FUND (3.1%)
         Total (Cost $52,165)                                           2,550                51,720
                                                                     --------           -----------

 TRAVELERS SERIES FUND INC. (12.3%)
        Alliance Growth Portfolio (Cost $82,752)                        4,899                82,211
        Smith Barney Income and Growth Portfolio (Cost $16,569)         1,081                16,286
        Smith Barney High Income Portfolio (Cost $36,978)               3,025                35,816
        MFS Total Return Portfolio (Cost $11,790)                         876                11,536
        AIM Capital Appreciation Portfolio (Cost $62,186)               5,639                62,194
                                                                     --------           -----------
         Total (Cost $210,275)                                         15,520               208,043
                                                                     --------           -----------

 SMITH BARNEY SERIES FUND (1.3%)
        Total Return Portfolio (Cost $22,033)
         Total (Cost $22,033)                                           1,431                22,512
                                                                     --------           -----------

TOTAL INVESTMENT OPTIONS (100%)
      (COST $1,684,279)                                                                 $ 1,685,620
                                                                                        ===========

                      This page intentionally left blank.

6. SCHEDULE OF FUND UL II OPERATIONS AND CHANGES IN NET ASSETS FOR THE PERIOD AUGUST 8, 1996 (DATE OPERATIONS COMMENCED) TO
                              DECEMBER 31, 1996

                                                                                                               U.S.
                                                                   MANAGED       CAPITAL           CASH      GOVERNMENT
                                                                   ASSETS      APPRECIATION       INCOME     SECURITIES   UTILITIES
                                                                   TRUST          FUND            TRUST      PORTFOLIO    PORTFOLIO
                                                                ---------     -------------   ------------   ----------   ---------
INVESTMENT INCOME:
Dividends..................................................     $     406       $   11,690    $      5,841    $     73       $   20
                                                                ---------       ----------    ------------    --------       ------
EXPENSES:
Insurance charges..........................................             9              184           1,014           2            -
Administrative charges.....................................             1               23             127           -            -
                                                                ---------       ----------    ------------    --------       ------
      Net investment income (loss).........................           396           11,483           4,700          71           20
                                                                ---------       ----------    ------------    --------       ------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold.........................           208           48,831         610,976          53            -
    Cost of investments sold...............................           197           48,252         610,976          52            -
                                                                ---------       ----------    ------------    --------       ------

      Net realized gain (loss).............................            11              579               -           1            -
                                                                ---------       ----------    ------------    --------       ------
Unrealized gain (loss) on investments:
    End of period..........................................          (191)          (8,725)              -         (60)         (19)
                                                                ---------       ----------    ------------    --------       ------
Net increase (decrease) in net assets
      resulting from operations............................           216            3,337           4,700          12            1
                                                                ---------       ----------    ------------    --------       ------

UNIT TRANSACTIONS:
Participant premium payments...............................           213           35,577       1,384,589           -          196
Participant transfers from other Travelers accounts........         5,304          158,113         187,058       1,289          111
Contract surrenders........................................          (244)          (5,130)        (32,569)        (52)         (56)
Participant transfers to other Travelers accounts..........             -          (24,715)       (789,090)          -            -
                                                                ---------       ----------    ------------    --------       ------
    Net increase in net assets resulting
      from unit transactions...............................         5,273          163,845         749,988       1,237          251
                                                                ---------       ----------    ------------    --------       ------
      Net increase in net assets...........................         5,489          167,182         754,688       1,249          252

NET ASSETS:
    Beginning of period....................................             -                -               -           -            -
                                                                ---------       ----------    ------------    --------       ------

    End of period..........................................     $   5,489       $  167,182    $    754,688    $  1,249       $  252
                                                                =========       ==========    ============    ========       ======

     ZERO              ZERO                                 TEMPLETON
  COUPON BOND      COUPON BOND                                ASSET       FIDELITY'S     FIDELITY'S     FIDELITY'S
 FUND PORTFOLIO   FUND PORTFOLIO   TEMPLETON   TEMPLETON    ALLOCATION   HIGH INCOME      GROWTH      EQUITY-INCOME
  SERIES 1998      SERIES 2005     BOND FUND   STOCK FUND     FUND         PORTFOLIO     PORTFOLIO      PORTFOLIO
 ------------     --------------   ----------  ----------   ----------   -----------     ---------    -----------
 $          2     $            2   $        -   $       -   $        -   $         -     $       -    $         -
 ------------     --------------   ----------  ----------   ----------   -----------     ---------    -----------

            -                  -            -         185           14            17           123            143
            -                  -            -          23            2             2            15             18
 ------------     --------------   ----------  ----------   ----------   -----------     ---------    -----------
            2                  2            -        (208)         (16)          (19)         (138)          (161)
 ------------     --------------   ----------  ----------   ----------   -----------     ---------    -----------

            -                  -           38         944          403           222         2,278          1,521
            -                  -           38         899          382           218         2,102          1,456
 ------------     --------------   ----------  ----------   ----------   -----------     ---------    -----------
            -                  -            -          45           21             4           176             65
 ------------     --------------   ----------  ----------   ----------   -----------     ---------    -----------

           (2)                (1)           1       8,229          532           338           155          3,309
 ------------     --------------   ----------  ----------   ----------   -----------     ---------    -----------

            -                  1            1       8,066          537           323           193          3,213
 ------------     --------------   ----------  ----------   ----------   -----------     ---------    -----------


            -                 34           95      28,786        6,643         9,103        24,191         25,870
           42                 22           70     170,043       16,563        13,550       101,793         84,495
            -                (13)         (38)     (3,739)        (966)         (645)       (5,447)        (4,170)
            -                  -            -        (592)         (87)          (24)         (683)          (377)
 ------------     --------------   ----------  ----------   ----------   -----------     ---------    -----------

           42                 43          127     194,498       22,153        21,984       119,854        105,818
 ------------     --------------   ----------  ----------   ----------   -----------     ---------    -----------
           42                 44          128     202,564       22,690        22,307       120,047        109,031


            -                  -            -           -            -             -             -              -
 ------------     --------------   ----------  ----------   ----------   -----------     ---------    -----------
 $         42     $           44   $      128   $ 202,564   $   22,690   $    22,307     $ 120,047    $   109,031
 ============     ==============   ==========  ==========   ==========   ===========     =========    ===========

6.       SCHEDULE OF FUND UL II OPERATIONS AND CHANGES IN NET ASSETS
         FOR THE PERIOD AUGUST 8, 1996 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 1996 (CONTINUED)


                                                                                                        SMITH BARNEY
                                                            FIDELITY'S                     ALLIANCE      INCOME AND   SMITH BARNEY
                                                          ASSET MANAGER   DREYFUS STOCK     GROWTH         GROWTH      HIGH INCOME
                                                            PORTFOLIO      INDEX FUND      PORTFOLIO      PORTFOLIO     PORTFOLO
                                                         --------------   ------------   ------------   -------------   --------
INVESTMENT INCOME:
Dividends..............................................  $            -   $        698   $      1,721   $         371   $ 2,042
                                                         --------------   ------------   ------------   -------------    ------
EXPENSES:
Insurance charges......................................               9             41             53              10        36
Administrative charges.................................               1              5              7               1         5
                                                         --------------   ------------   ------------   -------------   -------
      Net investment income (loss).....................             (10)           652          1,661             360     2,001
                                                         --------------   ------------   ------------   -------------   -------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
Realized gain (loss) from investment transactions:
    Proceeds from investments sold.....................              50            480            469             101       126
    Cost of investments sold...........................              48            423            405              92       128
                                                         --------------   ------------   ------------   -------------   -------

      Net realized gain (loss).........................               2             57             64               9        (2)
                                                         --------------   ------------   ------------   -------------   -------
Unrealized gain (loss) on investments:
    End of period......................................             (27)          (445)          (541)           (283)   (1,162)
                                                         --------------   ------------   ------------   -------------   -------
Net increase (decrease) in net assets
      resulting from operations........................             (35)           264          1,184              86       837
                                                         --------------   ------------   ------------   -------------   -------

UNIT TRANSACTIONS:
Participant premium payments...........................             106         14,990         24,811             824         -
Participant transfers from other Travelers accounts....           9,556         39,157         58,558          15,605    35,064
Contract surrenders....................................            (102)        (1,458)        (1,638)           (246)      (95)
Participant transfers to other Travelers accounts......               -           (543)          (552)              -         -
                                                         --------------   ------------   ------------   -------------   -------
    Net increase in net assets resulting
      from unit transactions...........................           9,560         52,146         81,179          16,183    34,969
                                                         --------------   ------------   ------------   -------------   -------

      Net increase in net assets.......................           9,525         52,410         82,363          16,269    35,806

NET ASSETS:
    Beginning of period................................               -              -              -               -         -
                                                         --------------   ------------   ------------   -------------   -------

    End of period......................................  $        9,525   $     52,410   $     82,363   $      16,269   $35,806
                                                         ==============   ============   ============   =============   =======

     MFS TOTAL           AIM CAPITAL
      RETURN            APPRECIATION        TOTAL RETURN
     PORTFOLIO           PORTFOLIO           PORTFOLIO             COMBINED
  ---------------   ------------------   -----------------   ---------------------
  $           385   $               62   $             354   $              23,667
  ---------------   ------------------   -----------------   ---------------------

                9                   74                  15                   1,938
                1                    9                   2                     242
  ---------------   ------------------   -----------------   ---------------------
              375                  (21)                337                  21,487
  ---------------   ------------------   -----------------   ---------------------


               52                1,111                 271                 668,134
               48                1,061                 252                 667,029
  ---------------   ------------------   -----------------   ---------------------

                4                   50                  19                   1,105
  ---------------   ------------------   -----------------   ---------------------

             (254)                   8                 479                   1,341
  ---------------   ------------------   -----------------   ---------------------

              125                   37                 835                  23,933
  ---------------   ------------------   -----------------   ---------------------


              505                2,516               7,121               1,566,170
           11,241               60,691              15,417                 983,742
             (157)                (843)               (635)                (58,243)
              (19)                 (53)               (232)               (816,967)
  ---------------   ------------------   -----------------   ---------------------

           11,570               62,311              21,671               1,674,702
  ---------------   ------------------   -----------------   ---------------------

           11,695               62,348              22,506               1,698,635


                -                    -                   -                       -
  ---------------   ------------------   -----------------   ---------------------

  $        11,695   $           62,348   $          22,506   $           1,698,635
 ================   ==================   =================   =====================

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Owners of Variable Life Insurance Contracts of
    The Travelers Fund UL II for Variable Life Insurance:


We have audited the accompanying statement of assets and liabilities of The Travelers Fund UL II for Variable Life Insurance as of December 31, 1996, and the related statements of operations and changes in net assets for the period August 8, 1996 (date operations commenced) to December 31, 1996. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1996, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Fund UL II for Variable Life Insurance as of December 31, 1996, the results of its operations and the changes in its net assets for the period August 8, 1996 (date operations commenced) to December 31, 1996, in conformity with generally accepted accounting principles.


COOPERS & LYBRAND L.L.P.


Hartford, Connecticut
February 7, 1997


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